As filed with the Securities and Exchange Commission on May 14, 2012

Securities Act File No. 2-53038

Investment Company Act File No. 811-2565

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 75	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 66 (Check appropriate box or boxes)	☒

ING MONEY MARKET PORTFOLIO

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 75 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 14th day of May, 2012.

ING MONEY MARKET PORTFOLIO

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

SIGNATURE	TITLE	DATE

______________________	President, Chief Executive	May 14, 2012
Shaun P. Mathews	Officer and Interested Trustee

______________________	Senior Vice President and	May 14, 2012
Todd Modic*	Chief/Principal Financial Officer

______________________	Trustee	May 14, 2012
Albert E. DePrince Jr.*

______________________	Trustee	May 14, 2012
Martin J. Gavin*

______________________	Trustee	May 14, 2012
Russell H. Jones*

______________________	Chairman and Trustee	May 14, 2012
Sidney Koch*

______________________	Trustee	May 14, 2012
Joseph E. Obermeyer*

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**        Powers of attorney for Todd Modic and each Trustee (except Martin J. Gavin) were filed as an attachment to Post Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 10, 2011 and are incorporated herein by reference. The power of attorney for Martin J. Gavin was filed as an attachment to Post Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on February 10, 2012 and is incorporated herein by reference.

EXHIBIT INDEX

ING MONEY MARKET PORTFOLIO

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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